CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (8,422)	$ (261,971)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of interest on notes payable, net of amortization of debt premium		100
Amortization of investment premiums, net		(2,297)
Change in valuation of Economic Rights	(27)	(27)
Change in valuation of other liabilities measured at fair value	(51)	(6,378)
Depreciation	45	12,600
Amortization of intangible assets		886
Fixed asset impairment		221
Unrealized foreign exchange loss		7,747
Deferred revenue		(98)
Compensation for warrants issued to non-employees		1,215
Shares issued for IP rights		446
(Gain) loss on disposal of property, plant and equipment	(62)	38
Goodwill and intangibles impairment		7,934
Stock based compensation	287	19,310
Provision for restructuring		1,779
Amortization of issuance costs of Preferred Ordinary "C" shares		2,517
Transaction costs on sale of Economic Rights	33	33
Gain on termination of distribution agreement	(1,192)	(1,192)
Changes in operating assets and liabilities:
Prepaid expenses, inventory and other current assets	25	(33)
Accounts payable, accrued liabilities and other current liabilities	(220)	(5,533)
Net cash used in operating activities	(9,584)	(222,703)
Investing activities:
Purchase of ALIGN		(3,763)
Purchase of property, plant and equipment	(12)	(8,849)
Proceeds from sale of property, plant and equipment	62	225
Purchase of short-term investments		(156,657)
Redemptions of short-term investments, net of maturities		162,729
Net cash provided by (used in) investing activities	50	(6,315)
Financing activities:
Payment of capital lease obligations		(3,719)
Proceeds from issuance of ordinary and preferred ordinary shares, net of issuance costs		121,678
Proceeds from issuance of common stock, warrants and economic rights, net of issuance costs	2,886	94,557
Proceeds from the exercise of stock options and warrants, net of issuance costs	48	221
Payment of preferred stock dividend		(1,898)
Repayment of government loan		(455)
Government loan received		414
Loan received from Cyclacel Group Plc		9,103
Proceeds of committable loan notes issued from shareholders		8,883
Loans received from shareholders		1,645
Cash and cash equivalents assumed on stock purchase		17,915
Costs associated with stock purchase		(1,951)
Net cash provided by financing activities	2,934	246,393
Effect of exchange rate changes on cash and cash equivalents	(12)	462
Net (decrease) increase in cash and cash equivalents	(6,612)	17,837
Cash and cash equivalents, beginning of period	24,449
Cash and cash equivalents, end of period	17,837	17,837
Cash received during the period for:
Interest	10	11,756
Taxes	556	18,763
Cash paid during the period for:
Interest		(1,914)
Schedule of non-cash transactions:
Acquisitions of equipment purchased through capital leases		3,470
Issuance of common shares in connection with license agreements		592
Issuance of ordinary shares on conversion of bridging loan		1,638
Issuance of preferred ordinary "C" shares on conversion of secured convertible loan notes and accrued interest		8,893
Issuance of ordinary shares in lieu of cash bonus		164
Issuance of other long term payable on ALIGN acquisition		$ 1,122